WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 65.4%
COMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 0.8%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	2,500,000	$1,362,176	(a)
Altice France SA, Senior Secured Notes	5.500%	1/15/28	2,670,000	1,986,379	(a)

Total Diversified Telecommunication Services				3,348,555

Entertainment - 0.8%
Allen Media LLC/Allen Media Co-Issuer Inc., Senior Notes	10.500%	2/15/28	1,730,000	902,628	(a)
AMC Entertainment Holdings Inc., Senior Secured Notes	7.500%	2/15/29	2,010,000	1,409,873	(a)
Banijay Entertainment SASU, Senior Secured Notes	8.125%	5/1/29	1,050,000	1,024,645	(a)

Total Entertainment				3,337,146

Interactive Media & Services - 0.1%
Match Group Holdings II LLC, Senior Notes	5.000%	12/15/27	370,000	341,619	(a)

Media - 3.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	3/1/30	3,500,000	2,892,235	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,600,000	1,285,064	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	180,000	130,165	(a)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	3,170,000	2,780,629	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	3,470,000	3,188,395
DISH DBS Corp., Senior Notes	7.750%	7/1/26	2,615,000	1,755,426
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	1,340,000	1,083,424	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,200,000	873,750	(a)
Univision Communications Inc., Senior Secured Notes	8.000%	8/15/28	850,000	803,366	(a)
Urban One Inc., Senior Secured Notes	7.375%	2/1/28	600,000	493,899	(a)

Total Media				15,286,353

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	1

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Wireless Telecommunication Services - 1.3%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	2,800,000	$2,232,371	(a)
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	1,080,000	1,031,335	(a)
CSC Holdings LLC, Senior Notes	5.000%	11/15/31	640,000	327,763	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	450,000	462,155
Sprint LLC, Senior Notes	7.125%	6/15/24	1,010,000	1,016,308

Total Wireless Telecommunication Services				5,069,932

TOTAL COMMUNICATION SERVICES				27,383,605

CONSUMER DISCRETIONARY - 17.4%
Automobile Components - 0.6%
American Axle & Manufacturing Inc., Senior Notes	6.250%	3/15/26	237,000	229,994
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	1,940,000	1,882,097	(a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	200,000	194,260	(b)

Total Automobile Components				2,306,351

Automobiles - 3.2%
Ford Motor Credit Co. LLC, Senior Notes	2.700%	8/10/26	3,300,000	2,961,175
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	4,300,000	3,908,562
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	1,890,000	1,917,732
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	1,900,000	1,910,359
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	2,020,000	1,900,769	(a)

Total Automobiles				12,598,597

Distributors - 1.0%
Accelerate360 Holdings LLC, Secured Notes	8.000%	3/1/28	1,425,000	1,478,872	(a)
American News Co. LLC, Secured Notes (8.500% Cash or 10.000% PIK)	8.500%	9/1/26	1,269,249	1,426,319	(a)(c)
Ritchie Bros Holdings Inc., Senior Secured Notes	6.750%	3/15/28	1,330,000	1,305,033	(a)

Total Distributors				4,210,224

See Notes to Schedule of Investments.

2	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Consumer Services - 0.7%
Adtalem Global Education Inc., Senior Secured Notes	5.500%	3/1/28	782,000	$712,965	(a)
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	2,268,000	2,202,427	(a)

Total Diversified Consumer Services				2,915,392

Hotels, Restaurants & Leisure - 9.5%
Caesars Entertainment Inc., Senior Notes	8.125%	7/1/27	2,610,000	2,588,282	(a)
Carnival Corp., Senior Notes	5.750%	3/1/27	930,000	830,989	(a)
Carnival Corp., Senior Notes	6.000%	5/1/29	2,220,000	1,877,269	(a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	3,510,000	3,745,465	(a)
Full House Resorts Inc., Senior Secured Notes	8.250%	2/15/28	2,310,000	1,947,076	(a)
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	2,000,000	1,832,131
Light & Wonder International Inc., Senior Notes	7.000%	5/15/28	270,000	263,449	(a)
Melco Resorts Finance Ltd., Senior Notes	4.875%	6/6/25	1,000,000	945,780	(a)
Melco Resorts Finance Ltd., Senior Notes	5.250%	4/26/26	1,565,000	1,433,060	(a)
MGM Resorts International, Senior Notes	5.500%	4/15/27	1,730,000	1,615,616
Mohegan Tribal Gaming Authority, Secured Notes	8.000%	2/1/26	180,000	165,583	(a)
Mohegan Tribal Gaming Authority, Senior Notes	13.250%	12/15/27	1,050,000	1,113,793	(a)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	1,200,000	1,048,290	(a)
NCL Corp. Ltd., Senior Secured Notes	5.875%	2/15/27	4,860,000	4,478,364	(a)
NCL Corp. Ltd., Senior Secured Notes	8.375%	2/1/28	470,000	466,012	(a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	1,630,000	1,594,244	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,250,000	1,153,220	(a)
Royal Caribbean Cruises Ltd., Senior Notes	11.625%	8/15/27	3,810,000	4,135,907	(a)
Sands China Ltd., Senior Notes	4.300%	1/8/26	400,000	371,336

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	3

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Hotels, Restaurants & Leisure - (continued)
Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes	8.500%	11/28/25	780,000		$778,064	(a)
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Senior Secured Notes	5.875%	5/15/25	540,000		517,512	(a)
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	2,000,000		1,811,690	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	100,000		89,938	(a)
Wynn Macau Ltd., Senior Notes	4.875%	10/1/24	2,090,000		2,032,360	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	200,000		185,953	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	700,000		609,701	(a)

Total Hotels, Restaurants & Leisure					37,631,084

Household Durables - 0.3%
Dream Finders Homes Inc., Senior Notes	8.250%	8/15/28	1,250,000		1,237,906	(a)

Specialty Retail - 2.1%
Abercrombie & Fitch Management Co., Senior Secured Notes	8.750%	7/15/25	400,000		405,509	(a)
Academy Ltd., Senior Secured Notes	6.000%	11/15/27	440,000		414,722	(a)
Acushnet Co., Senior Notes	7.375%	10/15/28	1,320,000		1,323,676	(a)
Bath & Body Works Inc., Senior Notes	9.375%	7/1/25	630,000		649,450	(a)
Bath & Body Works Inc., Senior Notes	5.250%	2/1/28	1,500,000		1,377,027
Doman Building Materials Group Ltd., Senior Notes	5.250%	5/15/26	570,000	CAD	373,012	(a)
Gannett Holdings LLC, Senior Secured Notes	6.000%	11/1/26	1,180,000		997,124	(a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	2,260,000		1,639,630	(a)
NMG Holding Co. Inc./Neiman Marcus Group LLC, Senior Secured Notes	7.125%	4/1/26	540,000		505,612	(a)

See Notes to Schedule of Investments.

4	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - (continued)
PetSmart Inc./PetSmart Finance Corp., Senior Notes	7.750%	2/15/29	250,000	$230,402	(a)
Upbound Group Inc., Senior Notes	6.375%	2/15/29	390,000	335,802	(a)

Total Specialty Retail				8,251,966

TOTAL CONSUMER DISCRETIONARY				69,151,520

CONSUMER STAPLES - 0.2%
Beverages - 0.2%
Triton Water Holdings Inc., Senior Notes	6.250%	4/1/29	1,130,000	932,306	(a)

ENERGY - 11.3%
Energy Equipment & Services - 1.3%
Nabors Industries Ltd., Senior Notes	7.250%	1/15/26	1,330,000	1,250,512	(a)
Shelf Drilling Holdings Ltd., Senior Secured Notes	9.625%	4/15/29	1,430,000	1,360,900	(a)
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	2,550,000	2,067,795	(a)
Sunnova Energy Corp., Senior Notes	11.750%	10/1/28	570,000	486,677	(a)

Total Energy Equipment & Services				5,165,884

Oil, Gas & Consumable Fuels - 10.0%
Berry Petroleum Co. LLC, Senior Notes	7.000%	2/15/26	3,637,000	3,494,611	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.625%	12/15/25	1,970,000	1,974,604	(a)
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	6.625%	7/15/26	630,000	618,632	(a)
Chesapeake Energy Corp., Senior Notes	5.500%	2/1/26	300,000	291,529	(a)
Chord Energy Corp., Senior Notes	6.375%	6/1/26	2,720,000	2,673,066	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	1,230,000	1,133,744
Crescent Energy Finance LLC, Senior Notes	9.250%	2/15/28	2,020,000	2,036,445	(a)
Earthstone Energy Holdings LLC, Senior Notes	8.000%	4/15/27	510,000	517,872	(a)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.750%	1/30/28	2,000,000	1,920,600	(a)
EQM Midstream Partners LP, Senior Notes	4.000%	8/1/24	400,000	389,341
EQM Midstream Partners LP, Senior Notes	6.000%	7/1/25	440,000	430,715	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	5

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
EQM Midstream Partners LP, Senior Notes	4.125%	12/1/26	1,270,000	$1,179,340
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/27	1,210,000	1,199,600	(a)
EQM Midstream Partners LP, Senior Notes	6.500%	7/1/27	1,290,000	1,255,137	(a)
Holly Energy Partners LP/Holly Energy Finance Corp., Senior Notes	6.375%	4/15/27	1,380,000	1,337,383	(a)
Howard Midstream Energy Partners LLC, Senior Notes	6.750%	1/15/27	1,270,000	1,201,406	(a)
Howard Midstream Energy Partners LLC, Senior Notes	8.875%	7/15/28	850,000	855,233	(a)
MEG Energy Corp., Senior Notes	7.125%	2/1/27	2,690,000	2,711,792	(a)
Neptune Energy Bondco PLC, Senior Notes	6.625%	5/15/25	720,000	713,465	(a)
Northern Oil and Gas Inc., Senior Notes	8.125%	3/1/28	1,630,000	1,610,978	(a)
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	340,000	317,761
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	130,000	117,122
Occidental Petroleum Corp., Senior Notes	6.375%	9/1/28	2,500,000	2,518,239
Permian Resources Operating LLC, Senior Notes	7.750%	2/15/26	1,200,000	1,200,219	(a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	420,000	408,855
Range Resources Corp., Senior Notes	8.250%	1/15/29	2,000,000	2,044,477
Southwestern Energy Co., Senior Notes	8.375%	9/15/28	2,000,000	2,066,970
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.000%	10/15/26	840,000	807,227	(a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	2,860,000	2,750,427
Western Midstream Operating LP, Senior Notes	3.950%	6/1/25	100,000	96,265

Total Oil, Gas & Consumable Fuels				39,873,055

TOTAL ENERGY				45,038,939

See Notes to Schedule of Investments.

6	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 7.0%
Banks - 1.9%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. Term SOFR + 3.193%)	5.875%	3/15/28	690,000	$594,952	(d)(e)
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	1,850,000	1,814,007	(d)(e)
BNP Paribas SA, Junior Subordinated Notes (7.750% to 8/16/29 then 5 year Treasury Constant Maturity Rate + 4.899%)	7.750%	8/16/29	1,140,000	1,059,828	(a)(d)(e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,760,000	1,743,500	(a)(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,480,000	1,303,299	(d)(e)
Toronto-Dominion Bank, Junior Subordinated Notes (8.125% to 10/31/27 then 5 year Treasury Constant Maturity Rate + 4.075%)	8.125%	10/31/82	1,150,000	1,131,096	(e)

Total Banks				7,646,682

Capital Markets - 0.6%
Coinbase Global Inc., Senior Notes	3.375%	10/1/28	1,100,000	808,680	(a)
Credit Suisse AG AT1 Claim	—	—	1,010,000	111,100	*(f)
StoneX Group Inc., Senior Secured Notes	8.625%	6/15/25	490,000	492,088	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,130,000	1,123,316	(a)(d)(e)

Total Capital Markets				2,535,184

Consumer Finance - 0.3%
Midcap Financial Issuer Trust, Senior Notes	6.500%	5/1/28	1,180,000	1,001,277	(a)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	7

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - 2.4%
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	3,814,456	$3,452,083	(a)(c)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	4.500%	11/15/29	660,000	563,161	(a)
NMI Holdings Inc., Senior Secured Notes	7.375%	6/1/25	1,190,000	1,192,843	(a)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., Senior Notes	2.875%	10/15/26	2,980,000	2,597,696	(a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	7.875%	5/1/27	140,000	107,823	(a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	9.500%	6/1/28	2,200,000	1,687,965	(a)

Total Financial Services				9,601,571

Insurance - 0.5%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer Inc., Senior Secured Notes (7.625% Cash or 8.375% PIK)	7.625%	10/15/25	1,856,062	1,810,533	(a)(c)

Mortgage Real Estate Investment Trusts (REITs) - 1.3%
Apollo Commercial Real Estate Finance Inc., Senior Secured Notes	4.625%	6/15/29	470,000	360,283	(a)
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Senior Notes	4.250%	2/1/27	870,000	760,894	(a)
Starwood Property Trust Inc., Senior Notes	3.750%	12/31/24	2,230,000	2,109,524	(a)
Starwood Property Trust Inc., Senior Notes	3.625%	7/15/26	2,090,000	1,847,748	(a)

Total Mortgage Real Estate Investment Trusts (REITs)				5,078,449

TOTAL FINANCIALS				27,673,696

HEALTH CARE - 4.1%
Health Care Equipment & Supplies - 0.1%
Bausch & Lomb Escrow Corp., Senior Secured Notes	8.375%	10/1/28	590,000	586,755	(a)

See Notes to Schedule of Investments.

8	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 1.0%
Akumin Inc., Senior Secured Notes	7.000%	11/1/25	1,310,000	$1,108,181	*(a)(g)
CHS/Community Health Systems Inc., Senior Secured Notes	8.000%	3/15/26	1,940,000	1,775,926	(a)
Tenet Healthcare Corp., Senior Secured Notes	4.875%	1/1/26	500,000	479,662
U.S. Renal Care Inc., Senior Secured Notes	10.625%	6/28/28	693,000	427,928	(a)

Total Health Care Providers & Services				3,791,697

Pharmaceuticals - 3.0%
AdaptHealth LLC, Senior Notes	6.125%	8/1/28	1,500,000	1,232,961	(a)
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	80,000	70,189	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	1,820,000	666,875	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	1,260,000	437,636	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	1,000,000	863,280	(a)
Bausch Health Cos. Inc., Senior Secured Notes	6.125%	2/1/27	360,000	201,211	(a)
Par Pharmaceutical Inc., Senior Secured Notes	7.500%	4/1/27	1,580,000	1,072,907	*(a)(g)
Teva Pharmaceutical Finance
Netherlands III BV, Senior Notes	4.750%	5/9/27	4,890,000	4,445,932
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	250,000	239,294
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.875%	9/15/29	2,540,000	2,507,864

Total Pharmaceuticals				11,738,149

TOTAL HEALTH CARE				16,116,601

INDUSTRIALS - 10.7%
Aerospace & Defense - 1.2%
Bombardier Inc., Senior Notes	7.875%	4/15/27	1,800,000	1,734,027	(a)
Bombardier Inc., Senior Notes	7.500%	2/1/29	680,000	630,565	(a)
TransDigm Inc., Senior Secured Notes	6.750%	8/15/28	2,410,000	2,343,082	(a)

Total Aerospace & Defense				4,707,674

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	9

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 2.7%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	1,280,000	$1,199,776	(a)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes	4.625%	6/1/28	1,470,000	1,199,295	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	1,940,000	1,965,858
GEO Group Inc., Secured Notes	10.500%	6/30/28	2,744,000	2,739,472
GFL Environmental Inc., Senior Secured Notes	5.125%	12/15/26	1,200,000	1,139,999	(a)
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer Inc., Senior Secured Notes	5.000%	2/1/26	2,330,000	2,224,220	(a)
Madison IAQ LLC, Senior Secured Notes	4.125%	6/30/28	300,000	250,901	(a)

Total Commercial Services & Supplies				10,719,521

Construction & Engineering - 0.5%
Brundage-Bone Concrete Pumping
Holdings Inc., Secured Notes	6.000%	2/1/26	1,150,000	1,088,509	(a)
Empire Communities Corp., Senior Notes	7.000%	12/15/25	1,160,000	1,079,252	(a)

Total Construction & Engineering				2,167,761

Ground Transportation - 0.7%
XPO Escrow Sub LLC, Senior Notes	7.500%	11/15/27	1,480,000	1,481,340	(a)
XPO Inc., Senior Notes	6.250%	5/1/25	1,266,000	1,252,130	(a)

Total Ground Transportation				2,733,470

Machinery - 0.5%
TK Elevator US Newco Inc., Senior Secured Notes	5.250%	7/15/27	830,000	756,509	(a)
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	1,300,000	1,137,578	(a)

Total Machinery				1,894,087

Passenger Airlines - 3.4%
Air Canada, Senior Secured Notes	3.875%	8/15/26	1,500,000	1,366,271	(a)
American Airlines Inc., Senior Secured Notes	11.750%	7/15/25	3,090,000	3,277,745	(a)
American Airlines Inc., Senior Secured Notes	7.250%	2/15/28	950,000	884,471	(a)
American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes	5.750%	4/20/29	2,060,000	1,860,241	(a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	860,000	869,447

See Notes to Schedule of Investments.

10	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Passenger Airlines - (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	697,500	$689,582	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,024,000	756,613	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	2,250,000	1,662,480	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	1,960,000	1,820,075	(a)
United Airlines Pass-Through Trust	4.875%	1/15/26	316,160	303,197

Total Passenger Airlines				13,490,122

Professional Services - 0.2%
RR Donnelley & Sons Co., Secured Notes	9.750%	7/31/28	810,000	794,889	(a)

Trading Companies & Distributors - 1.5%
Alta Equipment Group Inc., Secured Notes	5.625%	4/15/26	1,680,000	1,504,581	(a)
Beacon Roofing Supply Inc., Senior Secured Notes	6.500%	8/1/30	610,000	583,059	(a)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	440,000	373,175	(a)
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,000,000	914,194
United Rentals North America Inc., Senior Secured Notes	6.000%	12/15/29	2,500,000	2,407,343	(a)

Total Trading Companies & Distributors				5,782,352

TOTAL INDUSTRIALS				42,289,876

INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.6%
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	500,000	420,665	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	2,110,000	1,443,092	(a)
CommScope Technologies LLC, Senior Notes	6.000%	6/15/25	356,000	214,136	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	1,180,000	435,438	(a)

Total Communications Equipment				2,513,331

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	11

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electronic Equipment, Instruments & Components - 0.3%
NCR Atleos Escrow Corp., Senior Secured Notes	9.500%	4/1/29	1,350,000	$1,324,742	(a)

IT Services - 0.4%
CDW LLC/CDW Finance Corp., Senior Notes	4.125%	5/1/25	400,000	386,380
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	4.625%	11/1/26	1,180,000	1,091,382	(a)

Total IT Services				1,477,762

Software - 1.0%
Consensus Cloud Solutions Inc., Senior Notes	6.000%	10/15/26	1,800,000	1,668,983	(a)
Gen Digital Inc., Senior Notes	6.750%	9/30/27	1,310,000	1,276,636	(a)
Open Text Corp., Senior Secured Notes	6.900%	12/1/27	800,000	796,968	(a)

Total Software				3,742,587

Technology Hardware, Storage & Peripherals - 0.5%
CA Magnum Holdings, Senior Secured Notes	5.375%	10/31/26	840,000	736,456	(a)
Vericast Corp., Senior Secured Notes	11.000%	9/15/26	1,190,000	1,262,887	(a)

Total Technology Hardware, Storage & Peripherals				1,999,343

TOTAL INFORMATION TECHNOLOGY				11,057,765

MATERIALS - 2.6%
Chemicals - 0.0%††
Anagram International Inc./Anagram Holdings LLC, Secured Notes (5.000% Cash and 5.000% PIK or 10.000% Cash or 10.000% PIK)	10.000%	8/15/26	158,861	110,409	(a)(c)

Construction Materials - 0.2%
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	5.250%	1/15/29	660,000	598,280	(a)

Containers & Packaging - 1.1%
ARD Finance SA, Senior Secured Notes (6.500% Cash or 7.250% PIK)	6.500%	6/30/27	2,150,000	1,255,825	(a)(c)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	6.000%	6/15/27	1,630,000	1,542,393	(a)

See Notes to Schedule of Investments.

12	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - (continued)
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Secured Notes	3.250%	9/1/28	830,000	$676,964	(a)
Canpack SA/Canpack US LLC, Senior Notes	3.125%	11/1/25	850,000	780,189	(a)

Total Containers & Packaging				4,255,371

Metals & Mining - 1.2%
First Quantum Minerals Ltd., Senior Notes	7.500%	4/1/25	300,000	281,862	(a)
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	3,253,000	2,775,576	(a)
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	570,000	481,850	(a)
Hudbay Minerals Inc., Senior Notes	4.500%	4/1/26	1,420,000	1,323,084	(a)

Total Metals & Mining				4,862,372

Paper & Forest Products - 0.1%
Mercer International Inc., Senior Notes	5.125%	2/1/29	430,000	337,680

TOTAL MATERIALS				10,164,112

REAL ESTATE - 2.1%
Diversified REITs - 1.1%
IIP Operating Partnership LP, Senior Notes	5.500%	5/25/26	1,480,000	1,310,147
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	750,000	580,130
RLJ Lodging Trust LP, Senior Secured Notes	3.750%	7/1/26	1,900,000	1,711,798	(a)
VICI Properties LP/VICI Note Co. Inc., Senior Notes	3.750%	2/15/27	850,000	765,638	(a)

Total Diversified REITs				4,367,713

Health Care REITs - 0.2%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	344,000	334,006
Diversified Healthcare Trust, Senior Notes	4.750%	2/15/28	430,000	312,332

Total Health Care REITs				646,338

Hotel & Resort REITs - 0.2%
Service Properties Trust, Senior Notes	4.650%	3/15/24	852,000	842,727

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	13

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Real Estate Management & Development - 0.6%
Five Point Operating Co. LP/Five Point Capital Corp., Senior Notes	7.875%	11/15/25	1,800,000	$1,692,140	(a)
Forestar Group Inc., Senior Notes	3.850%	5/15/26	1,010,000	900,063	(a)

Total Real Estate Management & Development				2,592,203

TOTAL REAL ESTATE				8,448,981

UTILITIES - 0.3%
Gas Utilities - 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	5.875%	8/20/26	1,260,000	1,182,441

TOTAL CORPORATE BONDS & NOTES (Cost - $278,877,511)				259,439,842

SENIOR LOANS - 21.9%
COMMUNICATION SERVICES - 2.2%
Entertainment - 0.6%
Cinemark USA Inc., Term Loan	9.074-9.140%	5/24/30	1,910,400	1,910,878	(e)(h)(i)
UFC Holdings LLC, Term Loan B3 (3 mo. Term SOFR + 3.012%)	8.399%	4/29/26	373,196	373,271	(e)(h)(i)

Total Entertainment				2,284,149

Media - 1.6%
CB Poly US Holdings Inc., Initial Term Loan (1 mo. Term SOFR + 5.500%)	10.824%	5/18/29	1,603,800	1,532,431	(e)(h)(i)
Century DE Buyer LLC, Initial Term Loan	—	10/30/30	1,920,000	1,909,200	(j)
Learfield Communications LLC, 2023 Term Loan	—	6/30/28	1,280,000	1,224,537	(j)
Virgin Media Bristol LLC, Term Loan Facility Y (3 mo. Term SOFR + 3.350%)	8.790%	3/31/31	1,760,000	1,725,073	(e)(h)(i)

Total Media				6,391,241

TOTAL COMMUNICATION SERVICES				8,675,390

CONSUMER DISCRETIONARY - 4.2%
Automobile Components - 0.7%
Clarios Global LP, 2023 Term Loan (1 mo. Term SOFR + 3.750%)	9.074%	5/6/30	780,000	779,805	(e)(h)(i)
First Brands Group LLC, 2021 First Lien Term Loan (3 mo. Term SOFR + 5.000%)	10.881%	3/30/27	2,028,000	2,004,333	(e)(h)(i)

Total Automobile Components				2,784,138

Broadline Retail - 0.2%
Peer Holding III BV, Term Loan	—	10/19/30	960,000	955,502	(j)

See Notes to Schedule of Investments.

14	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - 1.3%
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 3.350%)	8.674%	2/6/30	1,492,500	$1,488,978	(e)(h)(i)
Carnival Corp., Initial Advance Term Loan (1 mo. Term SOFR + 3.000%)	8.336%	8/9/27	1,246,875	1,226,613	(e)(h)(i)
Equinox Holdings Inc., Term Loan B2 (3 mo. USD LIBOR + 9.000%)	14.731%	3/8/24	657,900	638,577	(e)(h)(i)
Pacific Bells LLC, Initial Term Loan (3 mo. Term SOFR + 4.762%)	10.152%	11/10/28	1,365,711	1,346,086	(e)(h)(i)
PCI Gaming Authority, Term Loan Facility B (1 mo. Term SOFR + 2.614%)	7.939%	5/29/26	500,000	500,220	(e)(h)(i)

Total Hotels, Restaurants & Leisure				5,200,474

Leisure Products - 1.1%
19th Holdings Golf LLC, Initial Term Loan (1 mo. Term SOFR + 3.350%)	8.678%	2/7/29	2,913,125	2,767,469	(e)(h)(i)(k)
Hayward Industries Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 2.864%)	8.189%	5/30/28	1,422,039	1,400,452	(e)(h)(i)

Total Leisure Products				4,167,921

Specialty Retail - 0.9%
Great Outdoors Group LLC, Term Loan B2 (3 mo. Term SOFR + 4.012%)	9.402%	3/6/28	583,590	580,246	(e)(h)(i)
PECF USS Intermediate Holding III Corp., Initial Term Loan	9.689-9.895%	12/15/28	991,677	753,556	(e)(h)(i)
Rent-A-Center Inc., Term Loan B2 (3 mo. Term SOFR + 3.512%)	8.952%	2/17/28	964,433	954,789	(e)(h)(i)(k)
Spencer Spirit IH LLC, Initial Term Loan (1 mo. Term SOFR + 6.100%)	11.416%	6/19/26	1,151,420	1,146,388	(e)(h)(i)

Total Specialty Retail				3,434,979

TOTAL CONSUMER DISCRETIONARY				16,543,014

CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Knight Health Holdings LLC, Term Loan B (1 mo. Term SOFR + 5.364%)	10.689%	12/23/28	943,200	237,370	(e)(h)(i)

ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Traverse Midstream Partners LLC, Advance Term Loan	—	2/16/28	1,580,000	1,579,012	(j)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	15

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FINANCIALS - 3.2%
Capital Markets - 0.5%
Cardinal Parent Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.650%)	10.040%	11/12/27	636,919	$581,188	(e)(h)(i)
Gip Pilot Acquisition Partners LP, Initial Term Loan (3 mo. Term SOFR + 3.000%)	8.388%	10/4/30	1,270,000	1,270,000	(e)(h)(i)(k)

Total Capital Markets				1,851,188

Financial Services - 1.0%
Deerfield Dakota Holding LLC, 2021 Replacement Term Loan (3 mo. Term SOFR + 7.012%)	12.402%	4/7/28	340,000	321,727	(e)(h)(i)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	9.140%	4/9/27	592,347	572,850	(e)(h)(i)
GTCR W Merger Sub LLC, USD Term Loan B	—	9/20/30	1,920,000	1,908,797	(j)
Jane Street Group LLC, Dollar Term Loan (1 mo. Term SOFR + 2.864%)	8.189%	1/26/28	1,070,180	1,068,976	(e)(h)(i)

Total Financial Services				3,872,350

Insurance - 1.7%
Accession Risk Management Group Inc., 2023 Delayed Draw Term Loan 2 (3 mo. Term SOFR + 6.150%)	11.576%	10/30/26	930,000	923,025	(e)(h)(i)(k)(l)
Acrisure LLC, 2020 Term Loan B (1 mo. USD LIBOR + 3.500%)	8.939%	2/15/27	791,300	772,507	(e)(h)(i)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.689%	7/31/27	858,000	821,535	(e)(h)(i)
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	9.424%	8/19/28	831,600	795,392	(e)(h)(i)
Baldwin Risk Partners LLC, Term Loan B1 (1 mo. Term SOFR + 3.614%)	8.953%	10/14/27	1,069,874	1,060,068	(e)(h)(i)
HIG Finance 2 Ltd., 2023 Term Loan (1 mo. Term SOFR + 4.000%)	9.324%	4/18/30	766,150	766,391	(e)(h)(i)
HUB International Ltd., Term Loan	9.662%	6/20/30	1,850,000	1,851,240	(e)(h)(i)

Total Insurance				6,990,158

TOTAL FINANCIALS				12,713,696

See Notes to Schedule of Investments.

16	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 2.3%
Health Care Equipment & Supplies - 0.7%
Medline Borrower LP, Initial Dollar Term Loan (1 mo. Term SOFR + 3.364%)	8.689%	10/23/28	2,905,750	$2,890,320	(e)(h)(i)

Health Care Providers & Services - 0.9%
EyeCare Partners LLC, First Lien Amendment No. 2 Term Loan (3 mo. Term SOFR + 4.600%)	9.983%	11/15/28	813,850	482,206	(e)(h)(i)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 4.012%)	9.395%	2/18/27	1,652,862	915,281	(e)(h)(i)
Global Medical Response Inc., 2020 Term Loan (3 mo. Term SOFR + 4.512%)	9.934%	10/2/25	1,184,772	775,042	(e)(h)(i)
LifePoint Health Inc., Term Loan B (3 mo. Term SOFR + 5.762%)	11.168%	11/16/28	703,337	665,972	(e)(h)(i)
Sotera Health Holdings LLC, Term Loan (3 mo. Term SOFR + 3.012%)	8.395%	12/11/26	820,000	814,465	(e)(h)(i)

Total Health Care Providers & Services				3,652,966

Life Sciences Tools & Services - 0.2%
Precision Medicine Group LLC, Initial Term Loan (3 mo. Term SOFR + 3.100%)	8.490%	11/18/27	769,613	759,993	(e)(h)(i)

Pharmaceuticals - 0.5%
Agiliti Health Inc., 2023 Term Loan B (3 mo. Term SOFR + 3.000%)	8.395%	5/1/30	460,000	454,250	(e)(h)(i)
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	9.490%	10/1/27	972,500	931,981	(e)(h)(i)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (1 mo. Term SOFR + 3.614%)	8.939%	5/5/28	533,773	534,216	(e)(h)(i)

Total Pharmaceuticals				1,920,447

TOTAL HEALTH CARE				9,223,726

INDUSTRIALS - 5.0%
Aerospace & Defense - 0.1%
TransDigm Inc., Term Loan I (3 mo. Term SOFR + 3.250%)	8.640%	8/24/28	424,358	424,358	(e)(h)(i)

Air Freight & Logistics - 0.4%
WWEX Uni Topco Holdings LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 4.262%)	9.652%	7/26/28	1,621,125	1,555,267	(e)(h)(i)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	17

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 0.9%
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.500%)	8.891%	2/26/29	1,786,278	$1,690,274	(e)(h)(i)
Quikrete Holdings Inc., Term Loan B1 (1 mo. Term SOFR + 2.864%)	8.189%	3/18/29	1,901,050	1,902,343	(e)(h)(i)

Total Building Products				3,592,617

Commercial Services & Supplies - 1.6%
DS Parent Inc., Term Loan B (6 mo. Term SOFR + 6.000%)	11.337%	12/8/28	1,557,974	1,543,687	(e)(h)(i)
LRS Holdings LLC, Term Loan B (1 mo. Term SOFR + 4.364%)	9.689%	8/31/28	1,375,500	1,351,429	(e)(h)(i)(k)
Neptune Bidco US Inc., Term Loan B (3 mo. Term SOFR + 5.100%)	10.507%	4/11/29	467,650	410,218	(e)(h)(i)
Thermostat Purchaser III Inc., Initial Term Loan	9.924-10.072%	8/31/28	2,490,228	2,465,326	(e)(h)(i)(k)
Verscend Holding Corp., New Term Loan B (1 mo. Term SOFR + 4.114%)	9.439%	8/27/25	691,161	691,666	(e)(h)(i)

Total Commercial Services & Supplies				6,462,326

Machinery - 0.3%
SPX Flow Inc., Term Loan (1 mo. Term SOFR + 4.600%)	9.924%	4/5/29	1,246,121	1,236,856	(e)(h)(i)

Passenger Airlines - 1.4%
Air Canada, Term Loan (3 mo. Term SOFR + 3.762%)	9.128%	8/11/28	1,866,375	1,866,842	(e)(h)(i)
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.166%	10/20/27	1,432,000	1,468,924	(e)(h)(i)
Mileage Plus Holdings LLC, Initial Term Loan (3 mo. Term SOFR + 5.400%)	10.798%	6/21/27	607,500	627,068	(e)(h)(i)
United Airlines Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	9.189%	4/21/28	1,458,918	1,458,006	(e)(h)(i)

Total Passenger Airlines				5,420,840

Professional Services - 0.3%
RR Donnelley & Sons Co., 2023 Replacement Term Loan (1 mo. Term SOFR + 7.350%)	12.674%	3/17/28	1,292,665	1,294,604	(e)(h)(i)

TOTAL INDUSTRIALS				19,986,868

See Notes to Schedule of Investments.

18	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 4.1%
Communications Equipment - 0.7%
CommScope Inc., Initial Term Loan (1 mo. Term SOFR + 3.364%)	8.689%	4/6/26	1,916,554	$1,649,032	(e)(h)(i)
Global Tel Link Corp., First Lien Term Loan (3 mo. Term SOFR + 4.400%)	9.783%	11/29/25	1,054,782	1,021,424	(e)(h)(i)

Total Communications Equipment				2,670,456

IT Services - 1.7%
Amentum Government Services Holdings LLC, Term Loan 3 (1 mo. Term SOFR + 4.000%)	9.335%	2/15/29	1,930,538	1,893,742	(e)(h)(i)
Project Alpha Intermediate Holding Inc., Initial Term Loan (1 mo. Term SOFR + 4.750%)	10.075%	10/28/30	1,290,000	1,254,931	(e)(h)(i)
UST Global Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.929%	11/20/28	2,181,150	2,174,334	(e)(h)(i)
VT Topco Inc., Initial Term Loan (3 mo. Term SOFR + 4.250%)	9.661%	8/9/30	1,570,000	1,569,513	(e)(h)(i)

Total IT Services				6,892,520

Software - 1.7%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	9.174%	10/8/28	2,475,900	2,386,656	(e)(h)(i)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.324%	10/16/26	1,804,550	1,775,226	(e)(h)(i)
DCert Buyer Inc., Second Lien Initial Term Loan (1 mo. Term SOFR + 7.000%)	12.324%	2/19/29	1,450,000	1,307,422	(e)(h)(i)
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 5.262%)	10.645%	7/27/28	442,191	313,819	(e)(h)(i)
MRI Software LLC, Second Amendment Term Loan (3 mo. Term SOFR + 5.600%)	10.990%	2/10/26	141,051	138,583	(e)(h)(i)(k)
MRI Software LLC, Term Loan B (3 mo. Term SOFR + 5.600%)	10.990%	2/10/26	245,255	240,963	(e)(h)(i)(k)
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.850%)	9.174%	2/1/28	725,302	712,950	(e)(h)(i)

Total Software				6,875,619

TOTAL INFORMATION TECHNOLOGY				16,438,595

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	19

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
MATERIALS - 0.2%
Metals & Mining - 0.2%
Arctic Canadian Diamond Co. Ltd., Second Lien Term Loan	10.000%	12/31/27	861,037	$736,775	(f)(h)(i)(k)

REAL ESTATE - 0.2%
Real Estate Management & Development - 0.2%
Cushman & Wakefield US Borrower LLC, 2023 Refinancing Term Loan 2 (1 mo. Term SOFR + 4.000%)	9.324%	1/31/30	640,000	616,000	(e)(h)(i)(k)

TOTAL SENIOR LOANS (Cost - $90,131,542)				86,750,446

ASSET-BACKED SECURITIES - 6.3%
AIMCO CLO, 2015-AA DR2 (3 mo. Term SOFR + 3.312%)	8.714%	10/17/34	1,000,000	966,424	(a)(e)
Alinea CLO Ltd., 2018-1A D (3 mo. Term SOFR + 3.362%)	8.777%	7/20/31	1,000,000	964,945	(a)(e)
Ameriquest Mortgage Securities Inc., 2002-C M1 (1 mo. Term SOFR + 3.489%)	8.814%	11/25/32	893,687	872,571	(e)
Apex Credit CLO Ltd., 2022-1A D (3 mo. Term SOFR + 4.400%)	9.812%	4/22/33	250,000	240,076	(a)(e)
Ares CLO Ltd., 2015-4A CR (3 mo. Term SOFR + 2.912%)	8.305%	10/15/30	1,050,000	1,007,257	(a)(e)
Ares CLO Ltd., 2020-55A DR (3 mo. Term SOFR + 3.412%)	8.805%	7/15/34	1,250,000	1,199,375	(a)(e)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A B	2.650%	3/20/26	450,000	428,828	(a)
Bain Capital Credit CLO Ltd., 2021-4A D (3 mo. Term SOFR + 3.362%)	8.777%	10/20/34	400,000	371,105	(a)(e)
Balboa Bay Loan Funding Ltd., 2020-1A ER (3 mo. Term SOFR + 6.662%)	12.074%	1/20/32	1,000,000	941,681	(a)(e)
Ballyrock CLO Ltd., 2022-19A D (3 mo. Term SOFR + 7.110%)	12.526%	4/20/35	1,350,000	1,320,010	(a)(e)
Barings CLO Ltd., 2023-3A D (3 mo. Term SOFR + 4.500%)	9.907%	10/15/36	500,000	499,804	(a)(e)
BlueMountain CLO Ltd., 2016-2A DR (3 mo. Term SOFR + 8.052%)	13.431%	8/20/32	700,000	618,107	(a)(e)
BlueMountain CLO Ltd., 2021-31A E (3 mo. Term SOFR + 6.792%)	12.188%	4/19/34	160,000	145,834	(a)(e)

See Notes to Schedule of Investments.

20	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Canyon Capital CLO Ltd., 2020-1A ER (3 mo. Term SOFR + 6.612%)	12.005%	7/15/34	530,000	$483,321	(a)(e)
Cook Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.662%)	11.064%	4/17/30	750,000	620,307	(a)(e)
Dryden CLO Ltd., 2018-64A D (3 mo. Term SOFR + 2.912%)	8.307%	4/18/31	500,000	479,611	(a)(e)
Gilbert Park CLO Ltd., 2017-1A D (3 mo. Term SOFR + 3.212%)	8.605%	10/15/30	250,000	244,560	(a)(e)
Goldentree Loan Management US CLO Ltd., 2018-3A D (3 mo. Term SOFR + 3.112%)	8.527%	4/20/30	250,000	247,869	(a)(e)
Great Lakes CLO Ltd., 2014-1A CR (3 mo. Term SOFR + 2.962%)	8.355%	10/15/29	900,000	891,149	(a)(e)
Greenwood Park CLO Ltd., 2018-1A D (3 mo. Term SOFR + 2.762%)	8.155%	4/15/31	700,000	651,400	(a)(e)
Greenwood Park CLO Ltd., 2018-1A E (3 mo. Term SOFR + 5.212%)	10.605%	4/15/31	480,000	401,376	(a)(e)
GSAA Home Equity Trust, 2006-5 2A3 (1 mo. Term SOFR + 0.654%)	5.979%	3/25/36	1,652,318	813,851	(e)
Halsey Point CLO Ltd., 2019-1A E (3 mo. Term SOFR + 7.962%)	13.377%	1/20/33	920,000	890,701	(a)(e)
Harriman Park CLO Ltd., 2020-1A ER (3 mo. Term SOFR + 6.662%)	12.077%	4/20/34	500,000	479,755	(a)(e)
Magnetite Ltd., 2012-7A DR2 (3 mo. Term SOFR + 4.762%)	10.155%	1/15/28	1,250,000	1,232,387	(a)(e)
Magnetite Ltd., 2015-12A ER (3 mo. Term SOFR + 5.942%)	11.335%	10/15/31	290,000	273,847	(a)(e)
Mercury Financial Credit Card Master Trust, 2022-1A B	3.200%	9/21/26	550,000	511,958	(a)
Midocean Credit CLO, 2017-7A D (3 mo. Term SOFR + 4.142%)	9.535%	7/15/29	500,000	471,775	(a)(e)
Morgan Stanley ABS Capital Inc. Trust, 2005-NC2 M4 (1 mo. Term SOFR + 1.029%)	6.354%	3/25/35	266,174	264,147	(e)
Mountain View CLO Ltd., 2015-9A CR (3 mo. Term SOFR + 3.382%)	8.775%	7/15/31	440,000	394,513	(a)(e)
MVW LLC, 2021-1WA C	1.940%	1/22/41	399,278	360,579	(a)
Neuberger Berman CLO Ltd., 2017-16SA DR (3 mo. Term SOFR + 3.162%)	8.555%	4/15/34	750,000	718,379	(a)(e)

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	21

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Ocean Trails CLO, 2014-5A DRR (3 mo. Term SOFR + 3.712%)	9.105%	10/13/31	510,000	$445,257	(a)(e)
Palmer Square Loan Funding Ltd., 2022-3A C (3 mo. Term SOFR + 5.400%)	10.794%	4/15/31	830,000	833,441	(a)(e)
Sculptor CLO Ltd., 26A E (3 mo. Term SOFR + 7.512%)	12.927%	7/20/34	520,000	489,991	(a)(e)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	7.027%	5/25/31	1,153,741	877,161	(a)(e)
THL Credit Wind River CLO Ltd., 2017-3A ER (3 mo. Term SOFR + 7.312%)	12.705%	4/15/35	900,000	830,056	(a)(e)
Venture CLO Ltd., 2014-17A DRR (3 mo. Term SOFR + 3.082%)	8.475%	4/15/27	700,000	690,595	(a)(e)
Voya CLO Ltd., 2017-3A DR (3 mo. Term SOFR + 7.212%)	12.627%	4/20/34	300,000	278,993	(a)(e)
Voya CLO Ltd., 2020-3A DR (3 mo. Term SOFR + 3.512%)	8.927%	10/20/34	500,000	482,656	(a)(e)
Whitehorse Ltd., 2018-12A D (3 mo. Term SOFR + 3.912%)	9.305%	10/15/31	250,000	234,162	(a)(e)

TOTAL ASSET-BACKED SECURITIES (Cost - $26,607,269)				25,169,814

COLLATERALIZED MORTGAGE OBLIGATIONS(m) - 2.0%
Banc of America Funding Trust, 2015-R4 2A1 (1 mo. Term SOFR + 0.319%)	5.639%	2/25/37	459,505	447,725	(a)(e)
CSMC Trust, 2015-2R 7A2	4.569%	8/27/36	2,138,942	1,647,031	(a)(e)
CSMC Trust, 2019-ICE4 A (1 mo. Term SOFR + 1.027%)	6.362%	5/15/36	997,518	993,945	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA1 B1 (30 Day Average SOFR + 2.414%)	7.735%	1/25/50	290,000	291,696	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 M2 (30 Day Average SOFR + 2.800%)	8.121%	10/25/50	225,506	228,555	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	8.371%	1/25/34	790,000	791,714	(a)(e)

See Notes to Schedule of Investments.

22	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(m) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 M2 (30 Day Average SOFR + 1.650%)	6.971%	1/25/34	98,199	$98,272	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-1 M	4.750%	7/25/58	880,000	773,780	(a)(e)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 M	4.250%	8/25/59	960,000	809,748	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.535%	7/25/39	228,112	235,836	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2020-R01 1B1 (30 Day Average SOFR + 3.364%)	8.685%	1/25/40	260,000	263,278	(a)(e)
Federal National Mortgage Association (FNMA) - CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	8.421%	10/25/41	520,000	519,459	(a)(e)
LSTAR Securities Investment Ltd., 2023-1 A1 (SOFR + 3.500%)	8.810%	1/1/28	809,928	812,072	(a)(e)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $8,350,933)				7,913,111

CONVERTIBLE BONDS & NOTES - 0.7%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,070,000	553,725

CONSUMER DISCRETIONARY - 0.2%
Hotels, Restaurants & Leisure - 0.2%
DraftKings Holdings Inc., Senior Notes	0.000%	3/15/28	1,020,000	768,060

FINANCIALS - 0.2%
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Two Harbors Investment Corp., Senior Notes	6.250%	1/15/26	990,000	891,495

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	23

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 0.1%
Passenger Airlines - 0.1%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	500,000	$292,935

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
NextEra Energy Partners LP, Senior Notes	2.500%	6/15/26	410,000	355,470	(a)

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $3,772,323)				2,861,685

SOVEREIGN BONDS - 0.2%
Argentina - 0.2%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	124,419	33,728
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	1,820,408	509,916
Argentine Republic Government International Bond, Senior Notes, Step bond (3.625% to 7/9/24 then 4.125%)	3.625%	7/9/35	953,791	238,075

TOTAL SOVEREIGN BONDS (Cost - $1,773,899)				781,719

			SHARES/UNITS
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
KCAD Holdings I Ltd.			282,728,964	0	*(f)(k)(n)

Oil, Gas & Consumable Fuels - 0.0%††
Berry Corp.			362	3,023
Permian Production Partners LLC			37,916	24,645	(f)(k)

Total Oil, Gas & Consumable Fuels				27,668

TOTAL ENERGY				27,668

MATERIALS - 0.0%††
Metals & Mining - 0.0%††
Arctic Canadian Diamond Co. Ltd.			871	110,674	*(f)(k)

TOTAL COMMON STOCKS (Cost - $2,316,805)				138,342

See Notes to Schedule of Investments.

24	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

(Percentages shown based on Fund net assets)

SECURITY		EXPIRATION DATE	WARRANTS	VALUE
WARRANTS - 0.0%††
FINANCIALS - 0.0%††
Capital Markets - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $13,034)		5/28/28	13,613	$1,361	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $411,843,316)				383,056,320

	RATE		SHARES
SHORT-TERM INVESTMENTS - 4.2%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $16,667,424)	5.291%		16,667,424	16,667,424	(o)(p)

TOTAL INVESTMENTS - 100.7% (Cost - $428,510,740)				399,723,744
Liabilities in Excess of Other Assets - (0.7)%				(2,719,258)

TOTAL NET ASSETS - 100.0%				$397,004,486

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	25

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(f)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(g)	The coupon payment on this security is currently in default as of October 31, 2023.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan has not settled as of October 31, 2023. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(k)	Security is valued using significant unobservable inputs (Note 1).

(l)

All or a portion of this loan is unfunded as of October 31, 2023. The interest rate for fully unfunded term loans is to be determined. At October 31, 2023, the total principal amount and market value of unfunded commitments totaled $855,600 and $849,183, respectively.

(m)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(n)	Value is less than $1.

(o)	Rate shown is one-day yield as of the end of the reporting period.

(p)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2023, the total market value of investments in Affiliated Companies was $16,667,424 and the cost was $16,667,424 (Note 2).

See Notes to Schedule of Investments.

26	Western Asset Short Duration High Income Fund 2023 Quarterly Report

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

Abbreviation(s) used in this schedule:

CAD	— Canadian Dollar
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
ICE	— Intercontinental Exchange
LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Financing Rate
USD	— United States Dollar

At October 31, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	107,229	CAD	146,072	Bank of America N.A.	1/19/24	$1,744
AUD	809,439	USD	515,101	BNP Paribas SA	1/19/24	(272)
EUR	63,126	USD	66,926	BNP Paribas SA	1/19/24	123

Net unrealized appreciation on open forward foreign currency contracts						$1,595

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
EUR	— Euro
USD	— United States Dollar

At October 31, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT OCTOBER 31, 2023[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Ford Motor Co., 4.346%, due 12/8/26	$1,400,000	12/20/26	1.775%	5.000% quarterly	$127,793	$129,389	$(1,596)
Occidental Petroleum Corp., 5.550%, due 3/15/26	1,360,000	6/20/26	0.584%	1.000% quarterly	13,957	(32,959)	46,916

Total	$2,760,000				$141,750	$96,430	$45,320

See Notes to Schedule of Investments.

Western Asset Short Duration High Income Fund 2023 Quarterly Report	27

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2023

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT OCTOBER 31, 2023[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
Goodyear Tire & Rubber Co., 5.000%, due 5/31/26	$950,000	6/20/27	3.005%	5.000% quarterly	$(59,971)	$(12,501)	$(47,470)
NOVA Chemicals Corp., 4.875%, due 6/1/24	724,000	6/20/27	4.544%	5.000% quarterly	(10,048)	(13,171)	3,123
Xerox Corp., 3.800%, due 5/15/24	376,000	6/20/27	3.934%	1.000% quarterly	33,965	38,736	(4,771)

Total	$2,050,000				$(36,054)	$13,064	$(49,118)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

28	Western Asset Short Duration High Income Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

29

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

30

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$259,439,842	—	$259,439,842
Senior Loans:
Consumer Discretionary	—	12,820,756	$3,722,258	16,543,014
Financials	—	10,520,671	2,193,025	12,713,696
Industrials	—	16,170,113	3,816,755	19,986,868
Information Technology	—	16,059,049	379,546	16,438,595
Materials	—	—	736,775	736,775
Real Estate	—	—	616,000	616,000
Other Senior Loans	—	19,715,498	—	19,715,498
Asset-Backed Securities	—	25,169,814	—	25,169,814
Collateralized Mortgage Obligations	—	7,913,111	—	7,913,111
Convertible Bonds & Notes	—	2,861,685	—	2,861,685
Sovereign Bonds	—	781,719	—	781,719
Common Stocks:
Energy	$3,023	—	24,645	27,668
Materials	—	—	110,674	110,674
Warrants	1,361	—	—	1,361

Total Long-Term Investments	4,384	371,452,258	11,599,678	383,056,320

Short-Term Investments†	16,667,424	—	—	16,667,424

Total Investments	$16,671,808	$371,452,258	$11,599,678	$399,723,744

Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$1,867	—	$1,867
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	46,916	—	46,916
Centrally Cleared Credit Default Swaps on Corporate Issues - Buy Protection††	—	3,123	—	3,123

Total Other Financial Instruments	—	$51,906	—	$51,906

Total	$16,671,808	$371,504,164	$11,599,678	$399,775,650

31

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$272	—	$272
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	1,596	—	1,596
Centrally Cleared Credit Default Swaps on Corporate Issues - Buy Protection††	—	52,241	—	52,241

Total	—	$54,109	—	$54,109

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of July 31, 2023		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Senior Loans:
Consumer Discretionary	$3,864,415		$592	$39	$(132,820)	—
Financials	920,700		1,135	—	7,540	$1,263,650
Health Care	756,157		385	25	5,401	—
Industrials	3,870,623		525	45	15,647	53,678
Information Technology	380,527		763	21	(767)	—
Materials	751,066		—	—	(14,291)	—
Real Estate	—		159	—	(8,159)	624,000
Common Stocks:
Energy	0	*	—	—	—	—
Materials	181,456		—	—	(70,782)	—

Total	$10,724,944		$3,559	$130	$(198,231)	$1,941,328

32

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of October 31, 2023	Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2023[1]
Senior Loans:
Consumer Discretionary	$(9,968)	—	—	$3,722,258	$(132,820)
Financials	—	—	—	2,193,025	7,540
Health Care	(1,975)	—	$(759,993)	—	—
Industrials	(123,763)	—	—	3,816,755	13,368
Information Technology	(998)	—	—	379,546	(767)
Materials	—	—	—	736,775	(14,291)
Real Estate	—	—	—	616,000	(8,159)
Common Stocks:
Energy	—	$24,645	—	24,645	—
Materials	—	—	—	110,674	(70,782)

Total	$(136,704)	$24,645	$(759,993)	$11,599,678	$(205,911)

*	Amount represents less than $1.

1

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

2

Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs in the valuation obtained from independent third party pricing services or broker/dealer quotations.

3	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended October 31, 2023. The following transactions were effected in such company for the period ended October 31, 2023.

33

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at July 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$9,899,954	$34,014,803	34,014,803	$27,247,333	27,247,333

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2023
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$88,745	—	$16,667,424

34